Investment Portfolio
(UNAUDITED) | 07.31.2020
CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 99.3%	Shares	Value
Aerospace & defense - 1.0%
L3Harris Technologies, Inc.	403,122	$67,857,526
Auto components - 0.6%
Aptiv PLC	504,066	39,191,132
Beverages - 1.8%
Constellation Brands, Inc., Class A	253,968	45,257,098
Monster Beverage Corp.*	926,857	72,739,737
Biotechnology - 4.2%
Acceleron Pharma, Inc.*	362,248	35,924,134
Alnylam Pharmaceuticals, Inc.*	201,572	29,381,135
BioMarin Pharmaceutical, Inc.*	444,026	53,198,755
Moderna, Inc.*	550,235	40,772,413
Sarepta Therapeutics, Inc.*	263,301	40,421,970
Seattle Genetics, Inc.*	426,867	70,975,176
Building products - 1.3%
Fortune Brands Home & Security, Inc.	1,108,717	84,816,851
Capital markets - 4.9%
LPL Financial Holdings, Inc.	429,204	33,915,700
MarketAxess Holdings, Inc.	209,400	108,196,980
Moody's Corp.	220,949	62,152,954
MSCI, Inc.	297,729	111,940,149
Chemicals - 1.4%
Albemarle Corp.	505,903	41,716,761
Corteva, Inc.	1,668,187	47,643,421
Commercial services & supplies - 3.9%
IAA, Inc.*	1,057,789	45,855,153
Ritchie Bros Auctioneers, Inc.	1,248,410	57,776,415
Waste Connections, Inc.	1,471,284	150,615,343
Construction materials - 0.9%
Martin Marietta Materials, Inc.	294,663	61,048,280
Containers & packaging - 0.8%
Ball Corp.	700,106	51,548,805
Distributors - 2.3%
Pool Corp.	476,853	151,019,345
Electronic equipment, instruments & components - 4.5%
Cognex Corp.	1,482,358	99,125,279
Coherent, Inc.*	341,278	47,379,625
IPG Photonics Corp.*	395,554	70,808,122
Keysight Technologies, Inc.*	723,314	72,251,835
Energy equipment & services - 0.7%
Baker Hughes Co.	1,855,932	28,748,387
National Oilwell Varco, Inc.	1,311,460	15,094,904

Entertainment - 1.5%
Lions Gate Entertainment Corp., Class A*(a)	1,240,117	9,499,296
Spotify Technology S.A.*	122,901	31,686,336
Take-Two Interactive Software, Inc.*	334,711	54,899,298
Equity real estate investment trusts (REITs) - 2.0%
SBA Communications Corp.	413,625	128,860,733
Health care equipment & supplies - 10.4%
Align Technology, Inc.*	333,047	97,855,870
DexCom, Inc.*	143,970	62,704,694
IDEXX Laboratories, Inc.*	267,606	106,440,286
Insulet Corp.*	309,793	62,999,504
Masimo Corp.*	317,034	69,785,524
Quidel Corp.*	217,206	61,354,179
ResMed, Inc.	323,155	65,442,119
Tandem Diabetes Care, Inc.*	306,933	32,062,221
Teleflex, Inc.	157,767	58,862,868
West Pharmaceutical Services, Inc.	202,153	54,352,877
Health care providers & services - 1.3%
Amedisys, Inc.*	232,478	54,437,048
Guardant Health, Inc.*	335,487	28,576,783
Health care technology - 2.7%
Teladoc Health, Inc.*	302,088	71,785,172
Veeva Systems, Inc., Class A*	387,123	102,421,132
Hotels, restaurants & leisure - 3.0%
Caesars Entertainment, Inc.*(a)	1,523,404	47,301,706
Chipotle Mexican Grill, Inc.*	54,797	63,299,302
DraftKings, Inc., Class A*(a)	744,824	24,858,501
Planet Fitness, Inc., Class A*	411,763	21,494,029
Vail Resorts, Inc.	183,905	35,315,277
Household durables - 1.0%
Lennar Corp., Class A	879,116	63,604,043
Interactive media & services - 3.0%
Pinterest, Inc., Class A*	3,180,247	109,050,670
Twitter, Inc.*	2,439,530	88,798,892
IT services - 5.8%
Fidelity National Information Services, Inc.	452,798	66,248,875
FleetCor Technologies, Inc.*	265,285	68,594,743
Global Payments, Inc.	639,082	113,769,378
Perspecta, Inc.	2,413,810	51,655,534
Shopify, Inc., Class A*	70,991	72,694,784
Leisure products - 1.0%
Peloton Interactive, Inc. Class A*	922,670	62,944,547
Life sciences tools & services - 0.9%
IQVIA Holdings, Inc.*	383,817	60,792,775
Machinery - 0.9%
Westinghouse Air Brake Technologies Corp.	905,909	56,338,481
Media - 0.5%
Sirius XM Holdings, Inc.	5,560,902	32,698,104

Pharmaceuticals - 1.9%
Horizon Therapeutics PLC*	1,066,213	65,241,573
Zoetis, Inc.	382,676	58,044,296
Professional services - 3.1%
IHS Markit Ltd.	1,199,214	96,812,546
TransUnion	1,135,885	101,741,220
Road & rail - 1.1%
Old Dominion Freight Line, Inc.	378,010	69,107,788
Semiconductors & semiconductor equipment - 6.5%
Advanced Micro Devices, Inc.*	1,596,990	123,654,936
Marvell Technology Group Ltd.	2,083,458	75,983,713
Maxim Integrated Products, Inc.	1,044,067	71,090,522
Microchip Technology, Inc.	765,999	77,925,078
Xilinx, Inc.	646,783	69,432,155
Software - 17.6%
Citrix Systems, Inc.	264,509	37,761,305
Crowdstrike Holdings, Inc., Class A*	1,132,491	128,197,981
DocuSign, Inc.*	278,982	60,491,667
Elastic N.V.*	692,692	66,630,043
Fair Isaac Corp.*	153,994	67,632,625
PTC, Inc.*	523,916	44,826,253
RingCentral, Inc., Class A*	481,023	139,626,546
ServiceNow, Inc.*	113,319	49,769,705
Splunk, Inc.*	746,320	156,592,862
Synopsys, Inc.*	688,709	137,204,607
Tyler Technologies, Inc.*	340,370	121,597,183
Workday, Inc., Class A*	259,282	46,909,299
Zendesk, Inc.*	868,891	79,199,415
Specialty retail - 2.9%
AutoZone, Inc.*	55,534	67,052,862
Burlington Stores, Inc.*	467,368	87,865,184
O'Reilly Automotive, Inc.*	68,189	32,552,065
Textiles, apparel & luxury goods - 1.9%
Lululemon Athletica, Inc.*	375,322	122,201,090
Trading companies & distributors - 2.0%
United Rentals, Inc.*	302,220	46,955,921
W.W. Grainger, Inc.	245,139	83,722,323
Total common stocks (cost $4,209,982,689)		6,416,681,729

MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 0.08%#	20,243,935	20,243,935
Total money market funds (cost $20,243,935)		20,243,935
Total investment portfolio (cost $4,230,226,624) - 99.6%		6,436,925,664
Other assets in excess of liabilities - 0.4%		25,757,373
Total net assets - 100.0%		$6,462,683,037

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $18,979,411 or 0.3% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.